Mineral Rights	12 Months Ended
Dec. 31, 2012
Mineral Rights
14.       MINERAL RIGHTS

Mineral rights were recorded upon the acquisition of MED during 2009 based upon an independent expert’s report prepared for NADL as part of its Target’s Statement to respond to the on market takeover offer by the Company, which included a valuation of Mineral Rights of the mineral properties of MED with mineralized material which were valued at A$18,873,000. The underlying mineral property licenses have a set term and the Mineral Rights are being amortized over the term of  the licenses. The amortization charge for the twelve months ended December 31, 2012 is A$1,398,000 (2011: A$1,398,000) and the net carrying value of Mineral Rights at December 31, 2012 is A$14,095,000 (US$14,621,000).